CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Income for the year	R$ 437,384	R$ 1,524,997	R$ 162,524
Other comprehensive income (loss), net of taxes
Loss on foreign currency translation of foreign operations	(403,475)	(179,426)	595,588
Loss on net investment hedge	(96,555)	(277,856)	(66,818)
Cash flow hedges – effective portion of changes in fair value	(121,303)	1,294,639	69,366
Cash flow hedges – reclassified to profit or loss	(26,201)	(1,376,139)	(29,922)
Debt investments measured at FVTOCI (1) - changes in fair value		178	2,184
Items that are or may be reclassified subsequently to profit or loss	(647,534)	(538,604)	570,398
Equity investments measured at FVTOCI (1) - changes in fair value	26,030	2,384	48,228
Actuarial gains on pension and post-employment plans	130,671	7,121	(119,909)
Items that will not be reclassified to profit or loss	156,701	9,505	(71,681)
Comprehensive income (loss) for the year	(53,449)	995,898	661,241
Attributable to
Controlling shareholders	(52,127)	961,553	693,853
Non-controlling interest	(1,322)	34,345	(32,612)
Total comprehensive income (loss), net of taxes	R$ (53,449)	R$ 995,898	R$ 661,241